LONG-TERM LOANS - Scheduled principal and interest payments (Details) $ in Thousands	Jun. 30, 2019 USD ($)
LONG-TERM LOANS
2020	$ 20,455
2021	320
2022	266
2023	180
2024 and onwards	259
Loans Payable to Bank	$ 21,480